Income taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Net income before income taxes		$ 236.0	$ 167.9
Statutory tax rate (as a percent)		26.60%	26.60%
Tax expense at statutory rate		$ 62.8	$ 44.7
Change in (reversal of) unrecognized deductible temporary differences		0.1	(4.4)
Income/expenses not (taxed) deductible		(3.0)	(1.9)
Differences in foreign statutory tax rates		(20.9)	4.8
Differences due to changing future tax rates		(0.9)	(0.8)
Impact of U.S. Tax Reform		7.1
Foreign withholding tax		1.4	1.8
Temporary differences subject to initial recognition exemption		(5.2)	0.5
Other		(0.1)	1.0
Total income tax expense		$ 41.3	$ 45.7
U.S. corporate income tax rate		35.00%
Change in U.S. corporate income tax rate
Disclosure of non-adjusting events after reporting period [line items]
U.S. corporate income tax rate	21.00%